Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Based Compensation Expense

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the six months ended June 30, 2026 and 2025 as shown in the following table (in $000s):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
General and administrative	$1	$2	$1	$1,595
Research and development	-	$5	-	78
Stock-based compensation costs	$1	$7	$1	$1,673

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the years ended 2025 and 2024 as shown in the following table (in thousands):

	Year Ended
	December 31,
	2025	2024
General and administrative	$2,297	$498
Research and development	37	94
Stock-based compensation costs	$2,334	$592

Schedule of Assumptions Used for Fair Value of the Stock Options Granted Using Black-Scholes Option-Pricing Model

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Year ended	Year ended
	December 31, 2025	December 31, 2024
Expected term (years)	5 - 10	6
Risk free interest rate	4.060% – 4.250%	3.995%
Volatility	100% – 107%	93%
Expected dividend yield over expected term	0.00%	0.00%
Resulting weighted average grant date fair value	$70.79	$424.80

Schedule of Share Option Activity

A summary of the share option activity and related information is as follows:

		Weighted Average	Weighted Average Remaining
	Number of	Exercise	Contractual	Aggregate
	Options	Price Per	Term	Intrinsic
	Outstanding	Share	(Years)	Value ($000)

Options outstanding at December 31, 2023	595	$12,048.00	7.96	$—
Granted	52	$547.20	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(153)	$12,327.88	—	$—
Options outstanding at December 31, 2024	494	$10,658.14	7.20	$—

Granted	24,812	$78.92	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(385)	$9,610.52	—	$—
Options outstanding at December 31, 2025	24,921	$103.04	9.13	$—

Unvested at December 31, 2025	4	$2,094.84	7.49	$—
Vested and exercisable at December 31, 2025	24,917	$102.72	9.13	$—

Schedule of Restricted Stock Units Activity

Summarized information for restricted stock units as of December 31, 2025 and 2024 is as follows:

		Weighted Average
	Restricted	Grant Date
	Stock Units	Value Per
	Outstanding	Share

RSUs outstanding at Dec 31, 2023	144	$3,902.40
Granted	52	$547.20
Cancelled/forfeited	(32)	$3,675.17
RSUs outstanding at Dec 31, 2024	164	$2,881.62

Granted	500,178	$1.40
Vested and converted to Common Stock	(500,178)	$1.40
Cancelled/forfeited	(162)	$3,284.47
RSUs outstanding at December 31, 2025	2	$3,240.00